Share-based payments - Inputs into black scholes model (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 item £ / shares	Sep. 30, 2020 item £ / shares
Share-based payments
Weighted average share price ()	£ 2.95	£ 3.30
Weighted average exercise price ()	£ 0.0001	£ 0.0001
Expected volatility	50.00%	50.00%
Expected life | item	5	5
Risk-free rate	0.10%	0.10%
Expected dividend yield	0.00%	0.00%